Related party transactions	6 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
The group’s significant related parties are its associates, joint ventures, key management personnel and post employment benefit plans.
There were no transactions with these related parties during the six months ended 31 December 2023 on terms other than those that prevail in arm’s length transactions.